Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision (Benefit) for Income Taxes [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	$ 341
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(387)	$ 1	$ 72
Deferred Tax Liabilities, Gross	20	119
Income Taxes Paid, Net	3	$ (4)	$ (28)
Unrecognized Tax Benefits	$ 0